Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting

Note 17—Segment Reporting

The Company determines reportable segments based on the services offered, the significance of the services offered, the significance of those services to the Company’s financial condition and operating results and management’s regular review of the operating results of those services. The Company operates through three operating segments: Banking, Financial Services and Corporate.

The Banking Segment includes the Commercial Banking, Retail Banking and Private Banking lines of business. The Commercial Banking line of business includes a general business services component primarily focusing on commercial & industrial (C&I), community banking, business banking and commercial real estate lending to clients in the geographic footprint in Texas and the southeast United States. In addition, the Commercial Banking line of business includes within C&I a separate component that focuses on select industries (which is referred to as the “specialized industries”) in which the Company believes it has specialized experience and service capabilities, including energy, healthcare, restaurant industry, and technology. The Company serve clients in these specialized industries both within the geographic footprint and throughout the United States as a result of the national orientation of many of these businesses. The Retail Banking line of business offers a broad range of retail banking services including mortgage services through the branch network to serve the needs of consumer and small businesses in the geographic footprint. The Private Banking line of business offers banking services and loan products tailored to the needs of the high-net worth clients in the geographic footprint.

The Financial Services Segment includes the Trust, Retail Brokerage, Investment Services and Insurance businesses. These businesses offer products independently to their own customers as well as to Banking Segment clients. Investment Services operates through the “Linscomb & Williams” name and Insurance operates though the “Cadence Insurance” name. The products offered by the businesses in the Financial Services Segment primarily generate non-banking service fee income. The Corporate Segment reflects parent-only activities and intercompany eliminations.

Business segment results are determined based upon the management reporting system, which assigns balance sheet and income statement items to each of the business segments. The process is designed around the organizational and management structure and, accordingly, the results derived are not necessarily comparable with similar information published by other financial institutions or in accordance with generally accepted accounting principles.

The Company evaluates performance and allocates resources based on profit or loss from operations. There are no material inter-segment sales or transfers. The accounting policies used by each reportable segment are the same as those discussed in Note 1. All costs, except corporate administration and income taxes, have been allocated to the reportable segments. Therefore, combined amounts agree to the consolidated totals.

The following tables present the operating results of the segments as of and for the three and six months ended June 30, 2017 and 2016:

	As of and for the Three Months Ended June 30, 2017
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$85,813	$1,617	$(5,046)	$82,384
Provision for credit losses	6,701	—	—	6,701
Noninterest income	11,511	11,398	80	22,989
Noninterest expense	46,997	8,593	544	56,134
Income tax expense (benefit)	15,269	1,548	(3,247)	13,570

Net income (loss)	$28,357	$2,874	$(2,263)	$28,968

	As of and for the Three Months Ended June 30, 2016
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$73,785	$(17)	$(4,519)	$69,249
Provision for credit losses	14,471	—	—	14,471
Noninterest income	12,498	10,582	25	23,105
Noninterest expense	47,768	8,084	16	55,868
Income tax expense (benefit)	8,416	868	(2,109)	7,175

Net income (loss)	$15,628	$1,613	$(2,401)	$14,840

	As of and for the Six Months Ended June 30, 2017
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$165,117	$1,467	$(9,442)	$157,142
Provision for credit losses	12,487	—	—	12,487
Noninterest income	23,211	23,719	164	47,094
Noninterest expense	92,454	17,274	727	110,455
Income tax expense (benefit)	29,185	2,769	(5,745)	26,209

Net income (loss)	$54,202	$5,143	$(4,260)	$55,085

Total assets	$9,743,451	$65,521	$2,585	$9,811,557

	As of and for the Six Months Ended June 30, 2016
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$145,607	$(30)	$(9,062)	$136,515
Provision for credit losses	24,943	—	—	24,943
Noninterest income	21,586	21,619	46	43,251
Noninterest expense	93,386	16,406	118	109,910
Income tax expense (benefit)	17,103	1,814	(4,185)	14,732

Net income (loss)	$31,761	$3,369	$(4,949)	$30,181

Total assets	$9,154,639	$60,757	$6,413	$9,221,809

Note 21—Segment Reporting

The Company determines reportable segments based on the services offered, the significance of the services offered, the significance of those services to the Company’s financial condition and operating results and management’s regular review of the operating results of those services. The Company operates through three operating segments: Banking, Financial Services and Corporate.

The Banking Segment includes the Commercial Banking, Retail Banking and Private Banking lines of business. The Commercial Banking line of business includes a general business services component primarily focusing on commercial & industrial (C&I), community banking, business banking and commercial real estate lending to clients in the geographic footprint in Texas and the southeast United States. In addition, the Commercial Banking line of business includes within C&I a separate component that focuses on select industries (which is referred to as the “specialized industries”) in which the Company believes it has specialized experience and service capabilities, including energy, healthcare, franchise restaurant and technology. The Company serve clients in these specialized industries both within the geographic footprint and throughout the United States as a result of the national orientation of many of these businesses. The Retail Banking line of business offers a broad range of retail banking services including mortgage services through the branch network to serve the needs of consumer and small businesses in the geographic footprint. The Private Banking line of business offers banking services and loan products tailored to the needs of the high-net worth clients in the geographic footprint.

The Financial Services Segment includes the Trust, Retail Brokerage, Investment Services and Insurance businesses. These businesses offer products independently to their own customers as well as to Banking Segment clients. Investment Services operates through the “Linscomb & Williams” name and Insurance operates though the “Cadence Insurance” name. The products offered by the businesses in the Financial Services Segment primarily generate non-banking service fee income. The Corporate Segment reflects parent-only activities and intercompany eliminations.

Business segment results are determined based upon the management reporting system, which assigns balance sheet and income statement items to each of the business segments. The process is designed around the organizational and management structure and, accordingly, the results derived are not necessarily comparable with similar information published by other financial institutions or in accordance with generally accepted accounting principles.

The Company evaluates performance and allocates resources based on profit or loss from operations. There are no material inter-segment sales or transfers. The accounting policies used by each reportable segment are the same as those discussed in Note 1. All costs, except corporate administration and income taxes, have been allocated to the reportable segments. Therefore, combined amounts agree to the consolidated totals.

The following tables present the operating results of the segments as of and for the years ended December 31, 2016, 2015 and 2014:

	As of and for the year ended December 31, 2016
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$297,701	$(201)	$(18,061)	$279,439
Provision for credit losses	49,348	—	—	49,348
Noninterest income	45,499	42,727	177	88,403
Noninterest expense	186,874	32,334	972	220,180
Income tax expense (benefit)	37,442	3,567	(8,469)	32,540

Net income	$69,536	$6,625	$(10,387)	$65,774

Total assets	$9,459,250	$64,257	$7,381	$9,530,888

	As of and for the year ended December 31, 2015
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$265,451	$(36)	$(17,636)	$247,779
Provision for credit losses	35,984	—	—	35,984
Noninterest income	38,696	40,964	242	79,902
Noninterest expense	200,544	31,393	395	232,332
Income tax expense (benefit)	23,673	3,337	(6,901)	20,109

Net income	$43,946	$6,198	$(10,888)	$39,256

Total assets	$8,744,287	$59,471	$7,753	$8,811,511

	As of and for the year ended December 31, 2014
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$266,226	$(37)	$(11,101)	$255,088
Provision for credit losses	14,118	—	—	14,118
Noninterest income	34,603	40,199	268	75,070
Noninterest expense	213,173	32,008	(34)	245,147
Income tax expense (benefit)	25,739	2,854	(2,533)	26,060

Net income	$47,799	$5,300	$(8,266)	$44,833